Segmented Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segmented Information
27.	Segmented Information

Operating Segments

The Company’s reportable operating segments, which are the components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2018
	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets
(in thousands)

Gold

Sudbury 1, [5]	$21,785	$6,804	$13,525	$1,456	$14,959	$366,463

Salobo [5]	336,474	106,347	102,672	127,455	230,126	2,706,060

Constancia [5]	15,259	4,818	4,504	5,937	10,441	117,547

San Dimas [2]	26,943	13,177	12,234	1,532	13,766	208,195

Stillwater	6,777	1,215	2,925	2,637	5,562	236,432

Other 3, [5]	33,955	10,367	10,459	13,129	22,162	21,359

Total gold interests	$441,193	$142,728	$146,319	$152,146	$297,016	$3,656,056

Silver

San Dimas [2]	$40,594	$10,549	$3,575	$26,470	$30,045	$-

Peñasquito [5]	77,691	20,501	14,528	42,662	57,190	388,722

Antamina [5]	86,408	17,265	47,561	21,582	69,143	710,077

Constancia [5]	34,082	12,863	15,572	5,647	21,219	246,231

Other 4, [5]	104,804	40,232	20,699	43,873	64,645	502,638

Total silver interests	$343,579	$101,410	$101,935	$140,234	$242,242	$1,847,668

Palladium

Stillwater	$9,240	$1,656	$4,033	$3,551	$7,584	$259,693

Cobalt

Voisey’s Bay	$-	$-	$-	$-	$-	$393,422

Total mineral stream interests	$794,012	$245,794	$252,287	$295,931	$546,842	$6,156,839

Other

General and administrative				$(51,650)	$(29,509)

Finance costs				(41,187)	(40,363)

Other				(5,826)	1,403

Gain on disposal of the San Dimas SPA				245,715	-

Income tax expense				(15,868)	(960)

Total other				$131,184	$(69,429)	$313,207

Consolidated				$427,115	$477,413	$6,470,046

1)

Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.

2)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the new San Dimas PMPA.
3)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest. The Minto mine was placed into care and maintenance in October 2018.

4)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, Aljustrel, and 777 silver interests, the non-operating Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests as well as the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018. The Minto mine was placed into care and maintenance in October 2018.

5)	As it relates to mine operator concentration risk:
a.

The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2018 were 45% of the Company’s total revenue.

b.

The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2018 were 15% of the Company’s total revenue.

c.

The counterparty obligations under the Penasquito PMPA and the Los Filos PMPA (which is included as part of Other silver interests) are guaranteed by Goldcorp. Total revenues relative to Goldcorp during the year ended December 31, 2018 were 10% of the Company’s total revenue.

d.

The counterparty obligations under the Constancia PMPA and the 777 PMPA (which is included as part of Other gold and silver interests) are guaranteed by the parent company Hudbay Minerals Inc. (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2018 were 10% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Year Ended December 31, 2017
	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges [1]	Net Earnings (Loss)	Cash Flow From Operations	Total Assets
(in thousands)

Gold

Sudbury 2, [6]	$35,253	$11,202	$21,547	$2,504	$-	$2,504	$24,042	$379,988

Salobo [6]	317,596	100,946	96,103	120,547	-	120,547	216,650	2,808,732

Constancia [6]	11,125	3,537	3,619	3,969	-	3,969	7,575	122,051

Other [3,6]	59,967	17,480	19,415	23,072	-	23,072	38,778	31,818

Total gold interests	$423,941	$133,165	$140,684	$150,092	$-	$150,092	$287,045	$3,342,589

Silver

San Dimas [4]	$65,677	$16,790	$5,713	$43,174	$-	$43,174	$48,887	$134,862

Peñasquito	87,906	20,856	14,827	52,223	-	52,223	67,050	403,250

Antamina [6]	100,617	20,183	58,168	22,266	-	22,266	80,434	757,638

Constancia [6]	33,026	11,353	14,168	7,505	-	7,505	21,470	261,803

Other [5,6]	132,048	41,454	28,820	61,774	228,680	(166,906)	88,495	523,135

Total silver interests	$419,274	$110,636	$121,696	$186,942	$228,680	$(41,738)	$306,336	$2,080,688

Total mineral stream interests	$843,215	$243,801	$262,380	$337,034	$228,680	$108,354	$593,381	$5,423,277

Corporate

General and administrative						$(34,673)	$(30,298)

Finance costs						(30,399)	(29,570)

Other						13,535	5,874

Income tax recovery						886	(579)

Total corporate						$(50,651)	$(54,573)	$260,036

Consolidated						$57,703	$538,808	$5,683,313

1)	See Note 11 for more information.
2)

Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.

3)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest. The Minto mine was placed into care and maintenance in October 2018.

4)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the new San Dimas PMPA.
5)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, and 777 silver interests, the non-operating Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests, the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018 and the previously owned Cozamin silver interest which expired on April 4, 2017. The Minto mine was placed into care and maintenance in October 2018.

6)	As it relates to mine operator concentration risk:
a.

The counterparty obligations under the Salobo and Sudbury PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2017 were 42% of the Company’s total revenue.

b.

The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2017 were 16% of the Company’s total revenue.

c.

The counterparty obligations under the Penasquito PMPA and the Los Filos PMPA (which is included as part of Other silver interests) are guaranteed by Goldcorp. Total revenues relative to Goldcorp during the year ended December 31, 2017 were 10% of the Company’s total revenue.

d.

The counterparty obligations under the Constancia PMPA and the 777 PMPA (which is included as part of Other gold and silver interests) are guaranteed by the parent company Hudbay. Total revenues relative to Hudbay during the year ended December 31, 2017 were 10% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Geographical Areas

The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

			Carrying Amount at Dec 31, 2018

(in thousands)	Sales: Year Ended Dec 31, 2018		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$64,589	8%	$387,823	$33,901	$-	$393,422	$815,146	13%

United States	16,018	2%	236,432	551	259,693	-	496,676	8%

Mexico	147,274	19%	208,194	390,079	-	-	598,273	10%

Europe

Greece	8,020	1%	-	5,884	-	-	5,884	0%

Portugal	20,484	2%	-	22,420	-	-	22,420	0%

Sweden	24,188	3%	-	37,371	-	-	37,371	1%

South America

Argentina/Chile [1]	4,444	1%	-	264,401	-	-	264,401	4%

Brazil	336,474	42%	2,706,061	-	-	-	2,706,061	44%

Peru	172,521	22%	117,546	1,093,061	-	-	1,210,607	20%

Consolidated	$794,012	100%	$3,656,056	$1,847,668	$259,693	$393,422	$6,156,839	100%

1) Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

			Carrying Amount at Dec 31, 2017
(in thousands)	Sales: Year Ended Dec 31, 2017		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$106,733	13%	$411,807	$36,798	$-	$-	$448,605	8%

United States	-	0%	-	433	-	-	433	0%

Mexico	162,390	19%	-	539,620	-	-	539,620	10%

Europe

Greece	8,756	1%	-	9,036	-	-	9,036	0%

Portugal	8,616	1%	-	23,725	-	-	23,725	0%

Sweden	27,569	3%	-	39,614	-	-	39,614	1%

South America

Argentina/Chile [1]	12,041	1%	-	266,989	-	-	266,989	5%

Brazil	317,597	38%	2,808,731	-	-	-	2,808,731	52%

Peru	199,513	24%	122,051	1,164,473	-	-	1,286,524	24%

Consolidated	$843,215	100%	$3,342,589	$2,080,688	$-	$-	$5,423,277	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.